MERRILL LYNCH
GLOBAL GROWTH
FUND, INC.




FUND LOGO




Quarterly Report

November 30, 1998



Officers and Directors
Arthur Zeikel, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Terry K. Glenn, Executive Vice President
Lawrence R. Fuller, Senior Vice President
   and Portfolio Manager
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Philip M. Mandel, Secretary

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863






This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Global Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper






MERRILL LYNCH GLOBAL GROWTH FUND, INC.


Worldwide
Investments as of
November 30, 1998

                                                   Percent of
Ten Largest Industries                             Net Assets

Banking & Financial                                   16.1%
Telecommunications                                    11.9
Insurance                                             11.1
Pharmaceuticals                                        9.0
Retail Stores                                          7.2
Software--Computer                                     5.3
Specialty Retailing                                    3.8
Communications Equipment                               3.4
Foods                                                  2.6
Electronics                                            2.6


                                 Country of        Percent of
Ten Largest Equity Holdings      Origin            Net Assets

SAP AG (Systeme, Anwendungen,
   Produkte in der Datenverar-
   beitung)(Preferred)           Germany               2.8%
Cisco Systems, Inc.              United States         2.6
Wal-Mart Stores, Inc.            United States         2.4
Pfizer Inc.                      United States         2.2
AEGON N.V.                       Netherlands           2.1
Microsoft Corporation            United States         2.1
Vodafone Group PLC               United Kingdom        1.8
COLT Telecom Group PLC           United Kingdom        1.8
General Electric Company         United States         1.7
Novartis AG (Registered Shares)  Switzerland           1.7




Merrill Lynch Global Growth Fund, Inc., November 30, 1998


DEAR SHAREHOLDER

For the quarter ended November 30, 1998, total returns for Merrill Lynch Global Growth Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +14.84%, +14.61%, +14.61% and +14.88%, respectively.
The unmanaged Morgan Stanley Capital International (MSCI) World Stock Index for the same three-month period had a total return +17.51%. (Results shown do not reflect sales charges and would be lower if sales charges were included. For complete performance information, see pages 4 and 5 of this report to shareholders.)

The Fund's underperformance relative to the unmanaged MSCI World Stock Index during the quarter ended November 30, 1998 reflected our underweighting in the US market and the lack of any exposure to many of the Asian countries that experienced strong recoveries in their stock markets and currency values during the same three-month period. However, we have performed well compared to other actively managed portfolios. The total return for the Lipper Analytical Services' Global Funds Average was +13.45% for the November quarter. On a one-year comparison basis, Merrill Lynch Global Growth Fund, Inc. continues to have very favorable comparisons on a total return basis to this performance benchmark, which was +10.56%.

We believe our diversification and successful stock selection across a wide range of industries was reflected in the significant overall positive investment return of the Fund. The most significant investment returns for the Fund during the November quarter came from holdings in the retailing, banking and financial, telecommunications, insurance and pharmaceutical industries. By the close of the November quarter, seven of the Fund's top ten equity holdings had experienced stock price appreciation in excess of the total return of the unmanaged MSCI World Stock Index. Cisco Systems, Inc., the Fund's second-largest holding at 2.6% of net assets, had the highest appreciation at 38%. The Fund's best-performing industries were among our top five industry weightings. These included banking and financial at 16.1% of net assets at November 30, 1998, telecommunications at 11.9%, insurance at 11.1%, pharmaceuticals at 9.0% and retail stores at 7.2%. (For complete listings of the Fund's ten largest industries and ten largest holdings, see page 1 of this report to shareholders.)


The Environment
We anticipate that the US economy will experience the strongest absolute and relative real economic growth into 1999. We expect the United Kingdom and the leading countries of Western Europe to slide into recession or much slower real growth than the US economy in the first half of 1999. Declines in export shipments to Asia and the related increases in manufacturing unemployment are expected to hurt the overall European economies much more significantly than the US economy. We believe that the consumer sectors of the Asian economies, including Japan, will remain in recession through the first half of 1999. Recessions are likely to appear in Latin America as a result of the severely restrictive fiscal policy being imposed by the Brazilian government under the most recent International Monetary Fund stabilization program.

Our expectations for the macroeconomic outlook have guided our industry strategy. Consequently, our largest industry weightings in banking and financial, telecommunications, insurance and pharmaceuticals--which together equal more than 48% of net assets-- reflect our outlook for a global slowdown in real growth, with emerging recessions in Europe and Latin America and continuing recessions in Asia. We anticipate that the best overall corporate profits results will come from US-based corporations, with the least profitability from energy, natural resource and commodity-oriented manufacturing companies. We could have a prolonged manufacturing sector recession in the United States and Europe similar to the one that occurred in the early 1980s. We believe that there are many attractive investment opportunities in companies that are shielded from inexpensive imports because they are providing proprietary services, technological products and services or branded consumer products. The relatively low level of interest rates, relatively high rates of return on equity of many companies, rising labor productivity, improving returns on investment in new computer and communications systems, relatively modest levels of inflation and political movements toward more pro-growth monetary and fiscal policies among the developed countries of the world create an attractive secular outlook for investment in equities, in our opinion.


Investment Strategy
Our investment strategy did not change significantly during the November quarter. We made further modest reductions in the cyclical growth sectors of the Fund. During the November quarter, we eliminated four holdings. We sold Alcatel Alsthom Cie Generale d'Electricite S.A. after a report of disappointing operating results and a forecast of an unfavorable business outlook for 1999. We eliminated Hewlett-Packard Company because we anticipated a continued deterioration in the company's rates of return, largely a result of a decline in the profitability of the very important test and measurement division. We sold NEC Corporation because of what we viewed as the dimming likelihood that the company will make much headway in improving its profitability in the increasingly competitive personal computer, workstation and server computer markets. Finally, we eliminated PolyGram N.V. because of its valuation, which was a result of the pending acquisition by The Seagram Company, Ltd., and declines in the recorded music business in Asia and Latin America.

We made several additions to the portfolio. We purchased shares of two major Italian banks, Banca di Roma and Unicredito Italiano S.p.A., at attractive valuations after the stocks had been sold down in the August/September declines in world markets. We added CBS Corporation because of the company's apparently attractive valuation and the possibility of much-improved returns as new management restructures the organization. We purchased shares of the Federal Home Loan Mortgage Corp. because of its attractive valuation and prospects for continued above-average growth in earnings from ongoing residential mortgage financing in the US market. Sprint PCS Group is a distribution to shareholders of the wireless communication subsidiary of Sprint Corporation. We believe it is an attractive holding. We added Rhone-Poulenc S.A. because of its attractive valuation and the prospects for improved returns through a restructuring and/or merger with another large corporation. We initiated a position in Societe Television Francaise 1 because of the attractive valuation and the positive outlook for the company's business in France. Tommy Hilfiger Corporation is one of the most successful specialty apparel retailers in the US market with a broadening licensing franchise globally. We believe that the outlook for above-average growth and improving returns is attractive.


In Conclusion
Merrill Lynch Global Growth Fund, Inc.'s investment returns for its first 12 months in operation were higher than broad benchmarks such as the unmanaged MSCI World Stock Index, which had a return of +19.99%. While the investment environment has been turbulent, we maintained a relatively fully invested policy in stocks throughout the year. We believe that there will be many opportunities to make attractive equity investments in the year ahead, and plan to maintain a fully invested position. We will also continue to focus on the developed equity markets around the world.

We thank you for your investment in Merrill Lynch Global Growth
Fund, Inc., and we look forward to updating you on our investment strategy and portfolio changes in the upcoming semi-annual report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Lawrence R. Fuller)
Lawrence R. Fuller
Senior Vice President and
Portfolio Manager



January 7, 1999




Merrill Lynch Global Growth Fund, Inc., November 30, 1998



PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for auto-matic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent
Performance
Results*
                                                      3 Month              12 Month       Since Inception
                                                    Total Return         Total Return       Total Return
ML Global Growth Fund, Inc. Class A Shares             +14.84%              +26.20%           +23.80%
ML Global Growth Fund, Inc. Class B Shares             +14.61               +24.90            +22.40
ML Global Growth Fund, Inc. Class C Shares             +14.61               +24.90            +22.40
ML Global Growth Fund, Inc. Class D Shares             +14.88               +25.89            +23.50

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund commenced operations on 10/31/97.


Aggregate
Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Inception (10/31/97) through 9/30/98       +6.00%         +0.44%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC      With CDSC**

Class B Shares*

Inception (10/31/97) through 9/30/98       +5.00%         +1.00%

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Inception (10/31/97) through 9/30/98       +5.00%         +4.00%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Inception (10/31/97) through 9/30/98       +5.70%         +0.15%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



PORTFOLIO CHANGES

For the Quarter Ended November 30, 1998


Additions

Banca di Roma
CBS Corporation
Federal Home Loan Mortgage Corp.
Rhone-Poulenc S.A.
Societe Television Francaise 1
Sprint PCS
Tommy Hilfiger Corporation
Unicredito Italiano S.p.A.


Deletions

Alcatel Alsthom Cie Generale d'Electricite S.A.
Hewlett-Packard Company
NEC Corporation
PolyGram N.V.



Merrill Lynch Global Growth Fund, Inc., November 30, 1998


SCHEDULE OF INVESTMENTS                                                                                      (in US dollars)
NORTH                                Shares                                                                       Percent of
AMERICA        Industries             Held               Investments                       Cost           Value   Net Assets
Canada         Banking &             380,000  Bank of Montreal                       $   17,744,280   $   16,024,845    0.8%
               Financial             700,000  Canadian Imperial Bank of Commerce         21,401,590       15,491,991    0.7
                                     500,000  National Bank of Canada                     7,419,127        7,796,666    0.4
                                     300,000  Royal Bank of Canada                       16,480,599       14,808,761    0.7
                                                                                     --------------   --------------  ------
                                                                                         63,045,596       54,122,263    2.6

               Beverages              50,000  The Seagram Company Ltd.                    2,126,452        1,715,625    0.1

               Communications         25,000  Newbridge Networks Corporation                972,021          735,534    0.0
               Equipment              20,000  Northern Telecom Ltd.                         957,137          937,561    0.1
                                                                                     --------------   --------------  ------
                                                                                          1,929,158        1,673,095    0.1

               Telecommunications    300,000  MetroNet Communications Corp. (Class B)     8,702,918        7,931,250    0.4

                                              Total Investments in Canada                75,804,124       65,442,233    3.2


United         Advertising            85,000  Interpublic Group of Companies, Inc.        4,101,446        5,843,750    0.3
States


               Banking &             154,000  Bank One Corporation                        7,522,284        7,902,125    0.4
               Financial             480,000  BankAmerica Corporation                    32,465,548       31,290,000    1.5
                                     252,500  Citigroup Inc.                             14,403,916       12,672,344    0.6
                                     245,000  Mellon Bank Corporation                    14,865,018       15,419,687    0.8
                                     180,000  State Street Corporation                   10,395,954       12,352,500    0.6
                                                                                     --------------   --------------  ------
                                                                                         79,652,720       79,636,656    3.9

               Beverages             275,000  The Coca-Cola Company                      22,543,677       19,267,187    0.9

               Broadcasting--        150,000  CBS Corporation                             3,783,358        4,471,875    0.2
               Radio & Television    140,000  Chancellor Media Corporation                6,115,906        5,276,250    0.3
                                     240,000  Clear Channel Communications, Inc.         10,371,945       11,220,000    0.5
                                                                                     --------------   --------------  ------
                                                                                         20,271,209       20,968,125    1.0

               Chemicals             310,000  duPont (E.I.) de Nemours & Company         20,869,711       18,212,500    0.9

               Communications         30,000  Ascend Communications, Inc.                 1,405,823        1,683,750    0.1
               Equipment             705,000  Cisco Systems, Inc.                        31,682,031       53,139,375    2.6
                                      50,000  FORE Systems, Inc.                            858,380          756,250    0.1
                                      30,000  Lucent Technologies, Inc.                   1,284,023        2,581,875    0.1
                                                                                     --------------   --------------  ------
                                                                                         35,230,257       58,161,250    2.9

               Computers             925,000  COMPAQ Computer Corporation                31,574,465       30,062,500    1.5
                                     150,000  Dell Computer Corporation                   7,152,797        9,112,500    0.4
                                      50,000  Network Appliance, Inc.                     2,747,090        3,756,250    0.2
                                                                                     --------------   --------------  ------
                                                                                         41,474,352       42,931,250    2.1

               Cosmetics             220,000  The Gillette Company                       10,104,061       10,106,250    0.5
                                      20,000  International Flavors &
                                              Fragrances, Inc.                              968,044          837,500    0.0
                                                                                     --------------   --------------  ------
                                                                                         11,072,105       10,943,750    0.5

               Electrical Equipment   35,000  Emerson Electric Co.                        1,975,075        2,275,000    0.1
                                     375,000  General Electric Company                   27,679,379       33,937,500    1.7
                                      10,000  Honeywell, Inc.                               710,689          799,375    0.0
                                                                                     --------------   --------------  ------
                                                                                         30,365,143       37,011,875    1.8

               Electronics           270,000  Intel Corporation                          21,448,927       29,041,875    1.4
                                      10,000  Texas Instruments Inc.                        599,435          763,750    0.1
                                                                                     --------------   --------------  ------
                                                                                         22,048,362       29,805,625    1.5

               Energy                250,000  El Paso Energy Corporation                  8,705,541        8,531,250    0.4
                                      30,000  Enron Corporation                           1,153,386        1,576,875    0.1
                                                                                     --------------   --------------  ------
                                                                                          9,858,927       10,108,125    0.5

               Entertainment          35,000  Viacom, Inc. (Class B)                      1,088,787        2,329,687    0.1
                                     450,000  The Walt Disney Company                    14,343,318       14,484,375    0.7
                                                                                     --------------   --------------  ------
                                                                                         15,432,105       16,814,062    0.8

               Financial Services     40,000  American Express Company                    3,224,880        4,002,500    0.2
                                      80,000  Federal Home Loan Mortgage Corp.            4,690,648        4,840,000    0.2
                                     150,000  Federal National Mortgage Association       9,089,626       10,912,500    0.5
                                     100,000  Franklin Resources, Inc.                    5,500,811        4,275,000    0.2
                                     100,000  Morgan Stanley, Dean Witter,
                                              Discover & Co.                              6,021,422        6,975,000    0.4
                                                                                     --------------   --------------  ------
                                                                                         28,527,387       31,005,000    1.5

               Food                   40,000  Albertson's, Inc.                           1,564,107        2,282,500    0.1
               Merchandising          50,000  Meyer (Fred), Inc.                          1,566,135        2,543,750    0.1
                                                                                     --------------   --------------  ------
                                                                                          3,130,242        4,826,250    0.2

               Foods                  40,000  ConAgra, Inc.                               1,360,116        1,257,500    0.1
                                      35,000  Wrigley (Wm.) Jr. Company                   2,610,412        3,084,375    0.1
                                                                                     --------------   --------------  ------
                                                                                          3,970,528        4,341,875    0.2

               Home Furnishings      175,000  Ethan Allen Interiors, Inc.                 8,275,521        6,912,500    0.3

               Hotels                125,000  Marriott International, Inc.
                                              (Class A)                                   4,268,224        3,671,875    0.2

               Household Products     32,000  Colgate-Palmolive Company                   2,092,198        2,740,000    0.1
                                      20,000  Kimberly-Clark Corporation                  1,056,650        1,052,500    0.1
                                      60,000  The Procter & Gamble Company                4,312,704        5,257,500    0.3
                                                                                     --------------   --------------  ------
                                                                                          7,461,552        9,050,000    0.5

               Information            96,000  America Online, Inc.                        4,310,300        8,406,000    0.4
               Processing            155,000  First Data Corporation                      4,599,284        4,136,562    0.2
                                                                                     --------------   --------------  ------
                                                                                          8,909,584       12,542,562    0.6

               Insurance              10,000  Aetna Inc.                                    737,856          773,125    0.0
                                     225,000  American International Group, Inc.         15,884,252       21,150,000    1.1
                                                                                     --------------   --------------  ------
                                                                                         16,622,108       21,923,125    1.1

               Medical Technology     10,000  Boston Scientific Corporation                 509,924          495,000    0.0
                                      20,000  Guidant Corporation                         1,258,388        1,716,250    0.1
                                      25,000  Johnson & Johnson                           1,503,390        2,031,250    0.1
                                                                                     --------------   --------------  ------
                                                                                          3,271,702        4,242,500    0.2

               Oil Services           50,000  Baker Hughes, Inc.                          2,319,315         915,625     0.1
                                      25,000  Diamond Offshore Drilling, Inc.               998,687          559,375    0.0
                                      18,000  Schlumberger Ltd.                           1,682,222          804,375    0.0
                                                                                     --------------   --------------  ------
                                                                                          5,000,224        2,279,375    0.1


Merrill Lynch Global Growth Fund, Inc., November 30, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                          (in US dollars)
NORTH AMERICA                        Shares                                                                       Percent of
(concluded)    Industries             Held               Investments                       Cost           Value   Net Assets
United         Pharmaceuticals        25,000  Amgen, Inc.                            $    1,328,783   $    1,878,125    0.1%
States                               180,000  Bristol-Myers Squibb Co.                   17,977,083       22,061,250    1.1
(concluded)                          150,000  Merck & Co., Inc.                          14,783,287       23,231,250    1.1
                                     400,000  Pfizer Inc.                                37,659,850       44,650,000    2.2
                                                                                     --------------   --------------  ------
                                                                                         71,749,003       91,820,625    4.5

               Photography            13,000  Eastman Kodak Company                         815,032          943,312    0.1

               Pollution Control      14,500  Waste Management, Inc.                        505,400          621,688    0.0

               Publishing            140,000  Gannett Co., Inc.                           9,998,409        9,038,750    0.5

               Restaurants            50,000  McDonald's Corporation                      2,743,040        3,503,125    0.2

               Retail Stores         100,000  Federated Department Stores, Inc.           4,964,030        4,168,750    0.2
                                     640,000  Wal-Mart Stores, Inc.                      29,396,296       48,200,000    2.4
                                                                                     --------------   --------------  ------
                                                                                         34,360,326       52,368,750    2.6

               Semiconductors         60,000  Applied Materials, Inc.                     1,820,628        2,325,000    0.1

               Software--Computer    340,000  Microsoft Corporation                      31,764,740       41,480,000    2.1
                                     410,000  PeopleSoft, Inc.                           17,472,060        8,430,625    0.4
                                                                                     --------------   --------------  ------
                                                                                         49,236,800       49,910,625    2.5

               Specialty             100,000  Abercrombie & Fitch Co. (Class A)           5,070,389        5,600,000    0.3
               Retailing             400,000  CVS Corporation                            14,726,207       19,750,000    1.0
                                     170,000  The Gap, Inc.                               8,580,501       12,505,625    0.6
                                     760,000  Staples, Inc.                              18,257,636       26,505,000    1.3
                                      50,000  Tommy Hilfiger Corporation                  2,700,735        3,025,000    0.2
                                     165,000  Walgreen Co.                                4,931,107        8,858,437    0.4
                                                                                     --------------   --------------  ------
                                                                                         54,266,575       76,244,062    3.8

               Telecommunications    160,000  AT&T Corp.                                 10,434,749        9,970,000    0.5
                                     500,000  GTE Corporation                            28,881,847       31,000,000    1.5
                                     325,000  MCI WorldCom, Inc.                         15,203,420       19,154,687    0.9
                                     390,000  Sprint Corporation                         23,856,129       28,372,500    1.4
                                     300,000  Sprint PCS                                  4,895,525        4,800,000    0.2
                                                                                     --------------   --------------  ------
                                                                                         83,271,670       93,297,187    4.5

               Toys                  200,000  Mattel, Inc.                                7,823,472        6,912,500    0.3

               Travel & Lodging      330,000  Carnival Corporation (Class A)             10,492,275       11,385,000    0.6

                                              Total Investments in the
                                              United States                             729,439,716      848,869,841   41.7

                                              Total Investments in North America        805,243,840      914,312,074   44.9


PACIFIC BASIN

Japan          Automobiles           480,000  Honda Motor Co., Ltd.                      17,468,820       17,243,173    0.9
                                     500,000  Toyota Motor Corporation                   13,656,899       12,678,804    0.6
                                                                                     --------------   --------------  ------
                                                                                         31,125,719       29,921,977    1.5

               Computers             700,000  Fujitsu Ltd.                                7,951,104        8,090,052    0.4

               Leisure                20,000  Sony Corporation                            1,813,988        1,464,564    0.1

               Office Equipment       25,000  Canon, Inc.                                   561,859          552,666    0.0

               Photography            50,000  Fuji Photo Film Co., Ltd.                   1,994,128        1,869,311    0.1

               Retail                250,000  Ito-Yokado Co., Ltd.                       13,794,985       15,279,584    0.7

               Telecommunications      3,000  Nippon Telegraph & Telephone
                                              Corporation (NTT)                          26,362,868       22,431,730    1.1

                                              Total Investments in the
                                              Pacific Basin                              83,604,651       79,609,884    3.9


WESTERN EUROPE


Denmark        Telecommunications    150,000  Tele Danmark A/S (Class B)                 11,610,765       16,809,339    0.8

                                              Total Investments in Denmark               11,610,765       16,809,339    0.8

Finland        Communications         60,000  Nokia Oyj (Class A)                         2,745,757        5,872,167    0.3
               Equipment

                                              Total Investments in Finland                2,745,757        5,872,167    0.3


France         Broadcasting &         10,000  Societe Television Francaise 1              1,820,322        1,754,912    0.1
               Publishing

               Cosmetics               5,000  L'OREAL S.A.                                1,869,813        3,122,685    0.2

               Electrical Equipment   25,000  Alstom                                        852,037          586,881    0.0

               Electronics            25,000  STMicroelectronics N.V.                     2,254,859        1,754,912    0.1

               Foods                  40,000  Groupe Danone                               8,680,689       11,711,171    0.6
                                      20,000  Promodes S.A.                               9,236,088       13,118,629    0.6
                                                                                     --------------   --------------  ------
                                                                                         17,916,777       24,829,800    1.2

               Information           200,000  Cap Gemini S.A.                            17,173,476       29,348,478    1.4
               Processing

               Insurance             165,000  AXA--UAP                                   11,694,023       21,389,643    1.1

               Pharmaceuticals        50,000  Rhone-Poulenc S.A.                          2,419,376        2,500,088    0.1

               Retail Stores          30,000  Carrefour S.A.                             17,681,298       21,297,048    1.0

                                              Total Investments in France                73,681,981      106,584,447    5.2


Germany        Apparel                50,000  Adidas-Salomon  AG                          8,340,102        5,471,754    0.3

               Automobiles           201,000  DaimlerChrysler AG                         19,112,541       18,940,728    0.9

               Banking &             600,000  Commerzbank AG                             21,297,933       19,804,791    1.0
               Financial             350,000  Deutche Bank AG                            23,047,332       21,677,019    1.1
                                     525,000  Dresdner Bank AG                           22,202,477       23,602,484    1.1
                                                                                     --------------   --------------  ------
                                                                                         66,547,742       65,084,294    3.2

               Chemicals             150,000  BASF AG                                     5,213,865        5,696,539    0.3
                                     150,000  Bayer AG                                    5,341,904        6,175,688    0.3
                                     300,000  Hoechst AG                                 14,182,600       12,919,255    0.6
                                                                                     --------------   --------------  ------
                                                                                         24,738,369       24,791,482    1.2

               Electronics           300,000  Siemens AG                                 20,165,738       20,940,550    1.0

               Insurance              66,911  Allianz AG                                 17,351,225       24,163,955    1.2

               Multi-Industry         80,000  Mannesman AG                                7,163,790        8,683,821    0.4
                                     175,000  VEBA AG                                    11,173,578        9,730,849    0.5
                                                                                     --------------   --------------  ------
                                                                                         18,337,368       18,414,670    0.9

               Retail Stores         250,000  Metro AG                                   11,962,548       15,638,864    0.8
                                     250,000  Metro AG Rights (a)                                 0          536,823    0.0
                                                                                     --------------   --------------  ------
                                                                                         11,962,548       16,175,687    0.8


Merrill Lynch Global Growth Fund, Inc., November 30, 1998


SCHEDULE OF INVESTMENTS (concluded)                                                                          (in US dollars)
WESTERN EUROPE                       Shares                                                                       Percent of
(concluded)    Industries             Held               Investments                       Cost           Value   Net Assets
Germany        Software--Computer    110,000  SAP AG (Systeme, Anwendungen,
(concluded)                                   Produkte in der Datenverarbeitung)
                                              (Preferred)                            $   34,118,327   $   57,456,374    2.8%

                                              Total Investments in Germany              220,673,960      251,439,494   12.3


Ireland        Banking &           1,300,000  Allied Irish Banks PLC                     13,137,895       20,113,529    1.0
               Financial

               Telecommunications    100,000  Esat Telecom Group PLC (ADR)*               3,206,252        3,450,000    0.2

                                              Total Investments in Ireland               16,344,147       23,563,529    1.2


Italy          Banking &           3,500,000  Banca di Roma                               6,116,713        6,074,501    0.3
               Financial           1,200,000  Unicredito Italiano S.p.A.                  5,819,687        6,843,111    0.3
                                                                                     --------------   --------------  ------
                                                                                         11,936,400       12,917,612    0.6

               Insurance             550,000  Assicurazioni Generali S.p.A.              13,942,232       20,602,820    1.0
                                   3,750,000  Istituto Nazionale delle
                                              Assicurazioni S.p.A. (INA)                  5,930,905        9,925,021    0.5
                                                                                     --------------   --------------  ------
                                                                                         19,873,137       30,527,841    1.5

               Real Estate         3,750,000  Unione Immobiliare S.p.A. (b)               1,077,689        1,881,945    0.1
               Investment Trust

                                              Total Investments in Italy                 32,887,226       45,327,398    2.2


Netherlands    Household             250,000  Unilever N.V.                              15,001,154       19,605,015    1.0
               Products              120,000  Unilever N.V. (NY Registered Shares)        8,031,036        9,277,500    0.5
                                                                                     --------------   --------------  ------
                                                                                         23,032,190       28,882,515    1.5

               Insurance             400,000  AEGON N.V.                                 21,905,046       42,929,081    2.1
                                     235,000  ING Groep N.V.                             10,003,319       13,497,954    0.7
                                                                                     --------------   --------------  ------
                                                                                         31,908,365       56,427,035    2.8

               Leisure                30,000  Philips Electronics N.V.                    2,942,792        1,904,112    0.1

               Retail Stores         600,000  Koninklijke Ahold N.V.                     17,678,413       20,866,555    1.0

               Software--Computer     60,000  Baan Company, N.V.                          2,240,629          723,877    0.0

               Telecommunications    187,500  Equant N.V.                                 6,773,837       10,582,384    0.5

                                              Total Investments in the Netherlands       84,576,226      119,386,478    5.9


Spain          Banking &             600,000  Banco Bilbao Vizcaya, S.A.                 10,292,072        9,511,229    0.5
               Financial             275,000  Banco Santander, S.A.                       6,347,551        5,640,339    0.3

                                              Total Investments in Spain                 16,639,623       15,151,568    0.8


Sweden         Communications         50,000  Telefonaktiebolaget LM Ericsson
               Equipment                      (Class B)                                     998,239        1,393,256    0.1

                                              Total Investments in Sweden                   998,239        1,393,256    0.1


Switzerland    Foods                  12,000  Nestle S.A. (Registered Shares)            20,005,700       25,021,570    1.2

               Insurance              31,000  Zurich Allied AG                           15,191,232       22,222,462    1.1

               Pharmaceuticals        18,000  Novartis AG (Registered Shares)            28,480,812       33,908,542    1.7

                                              Total Investments in Switzerland           63,677,744       81,152,574    4.0


United         Banking &             875,000  Barclays PLC                               22,582,208       19,853,969    1.0
Kingdom        Financial             250,000  HSBC Holdings PLC                           7,588,742        6,765,820    0.3
                                   2,000,000  Lloyds TSB Group PLC                       25,390,195       27,805,870    1.4
                                   1,500,000  National Westminster Bank PLC
                                              (Ordinary)                                 22,162,632       27,376,818    1.3
                                                                                     --------------   --------------  ------
                                                                                         77,723,777       81,802,477    4.0

               Broadcast--Media    1,300,000  British Sky Broadcasting Group PLC          8,212,658       10,747,753    0.5

               Chemicals              50,000  Imperial Chemical Industries PLC              753,608          462,056    0.0

               Electrical            150,000  Siebe PLC                                     752,323          539,615    0.0
               Equipment

               Household             750,000  Unilever PLC                                5,692,608        7,803,383    0.4
               Products

               Information         1,040,000  Reuters Group PLC                          13,444,894       10,048,398    0.5
               Processing

               Insurance           1,000,000  CGU PLC                                    14,287,623       15,858,422    0.8
                                   2,500,000  Guardian Royal Exchange PLC                14,020,735       13,614,150    0.7
                                   2,000,000  Royal & Sun Alliance
                                              Insurance Group PLC                        20,023,591       16,700,024    0.8
                                                                                     --------------   --------------  ------
                                                                                         48,331,949       46,172,596    2.3

               Pharmaceuticals       900,000  Glaxo Wellcome PLC                         25,119,090       28,470,901    1.4
                                     575,000  SmithKline Beecham PLC                      5,491,124        7,059,556    0.3
                                     475,000  Zeneca Group PLC                           18,511,639       19,752,894    1.0
                                                                                     --------------   --------------  ------
                                                                                         49,121,853       55,283,351    2.7

               Publishing            250,000  Pearson PLC                                 3,653,585        4,496,795    0.2

               Retail Stores         750,000  The Boots Company PLC                      11,223,919       12,104,217    0.6
                                     100,000  J Sainsbury PLC                               847,793          837,477    0.0
                                   1,499,200  Somerfield PLC                              9,606,795       11,330,828    0.6
                                   4,200,000  Tesco PLC                                  11,323,155       12,406,204    0.6
                                                                                     --------------   --------------  ------
                                                                                         33,001,662       36,678,726    1.8

               Telecommuni-        2,800,000  COLT Telecom Group PLC                      9,536,664       36,594,835    1.8
               cations             1,250,000  Cable & Wireless PLC                       16,911,329       15,883,175    0.8
                                   2,500,000  Vodafone Group PLC                         17,949,999       36,923,225    1.8
                                                                                     --------------   --------------  ------
                                                                                         44,397,992       89,401,235    4.4

                                              Total Investments in the
                                              United Kingdom                            285,086,909      343,436,385   16.8

                                              Total Investments in
                                              Western Europe                            808,922,577    1,010,116,635   49.6


               Total Investments                                                     $1,697,771,068    2,004,038,593   98.4
                                                                                     ==============
               Other Assets Less Liabilities                                                              33,466,496    1.6
                                                                                                      --------------  ------
               Net Assets                                                                             $2,037,505,089  100.0%
                                                                                                      ==============  ======

               Net Asset Value: Class A--Based on net assets of $89,736,656
                                         and 7,247,739 shares outstanding                             $        12.38
                                                                                                      ==============
                                Class B--Based on net assets of $1,429,482,981
                                         and 116,743,441 shares outstanding                           $        12.24
                                                                                                      ==============
                                Class C--Based on net assets of $277,695,159
                                         and 22,680,065 shares outstanding                            $        12.24
                                                                                                      ==============
                                Class D--Based on net assets of $240,590,293 and
                                         19,485,176 shares outstanding                                $        12.35
                                                                                                      ==============

              *American Depositary Receipts (ADR).
            (a)The rights may be exercised until 12/07/1998.
            (b)Unione Immobiliare S.p.A. was a distribution from Istituto
               Nazionale delle Assicurazioni S.p.A. (INA).